Related Party Transactions - Schedule of Awards Settled in a Net Settlement basis in Exchange (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Forfeited [Member]
Related Party Transactions - Schedule of Awards Settled in a Net Settlement basis in Exchange (Details) [Line Items]
DSUs issued to certain members of the Board of Directors
RSUs to key management personnel, which vest over a three-year period		[1]	17,426	[2]
PSUs to key management personnel, which include both a time and performance condition on vesting		[1]	47,129
Stock options to key management personnel	30,087		32,403
Awards Settled [Member]
Related Party Transactions - Schedule of Awards Settled in a Net Settlement basis in Exchange (Details) [Line Items]
DSUs issued to certain members of the Board of Directors	12,434
RSUs to key management personnel, which vest over a three-year period	223,819	[1]	77,593	[2]
PSUs to key management personnel, which include both a time and performance condition on vesting	230,863	[1]
Stock options to key management personnel
Public Shares issued [Member]
Related Party Transactions - Schedule of Awards Settled in a Net Settlement basis in Exchange (Details) [Line Items]
DSUs issued to certain members of the Board of Directors	12,434
RSUs to key management personnel, which vest over a three-year period	96,408	[1]	39,672	[2]
PSUs to key management personnel, which include both a time and performance condition on vesting	145,197	[1]
Stock options to key management personnel	$ 30,087

[1]	RSUs and PSUs were settled on a net settlement basis
[2]	RSUs were settled on a net settlement basis